Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2023
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Change in Component of Other Comprehensive income (Loss) Related to Retirement Plan and Post-retirement Benefit Plan
The following table details the change in the components of other comprehensive income (loss) related to the retirement plan and the postretirement benefit plan, at December 31, 2023 and 2022, respectively:
(dollars in thousands)	December 31, 2023
	Retirement Plan	Post- Retirement Benefit Plan	Total
Change in overfunded position of pension and postretirement benefits	$(5,380)	$(2,575)	$(7,955)
Amortization of net actuarial gain	-	423	423
Amortization of prior service credit	-	(13)	(13)
Total	$(5,380)	$(2,165)	$(7,545)

	December 31, 2022
	Retirement Plan	Post- Retirement Benefit Plan	Total
Change in overfunded position of pension and postretirement benefits	$4,869	$3,397	$8,266
Prior service cost	-	-	-
Amortization of net actuarial gain	-	1,008	1,008
Amortization of prior service cost	-	313	313
Total	$4,869	$4,718	$9,587

Asset Allocation of Pension and Postretirement Benefit Plans
The asset allocations of the Company’s pension and postretirement benefit plans at December 31, were as follows:
	Pension Benefit Plan Assets		Postretirement Benefit Plan Assets
	2023	2022	2023	2022
Debt Securities	34%	30%	27%	29%
Equity Securities	63	59	61	57
Other	3	11	12	14
Total	100%	100%	100%	100%

Fair Value of Plan Assets by type of Financial Instrument and Level Hierarchy
The fair value of the plan assets at December 31, 2023 and 2022, by asset category, is as follows:
		Fair Value Measurements at December 31, 2023 Using:
Retirement Plan (dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets
Cash and cash equivalents	$1,811	$1,811	$-	$-
Equity mutual funds	37,615	37,615	-	-
U.S. government sponsored enterprises	19,674	-	19,674	-
Corporate bonds	-	-	-	-
Fixed income mutual funds	541	541	-	-

Total Plan Assets	$59,641	$39,967	$19,674	$-

		Fair Value Measurements at December 31, 2023 Using:
Postretirement Benefits (dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets
Cash and cash equivalents	$3,986	$3,986	$-	$-
Equity mutual funds	20,236	20,236	-	-
U.S. government sponsored enterprises	9,002	-	9,002	-

Total Plan Assets	$33,224	$24,222	$9,002	$-

		Fair Value Measurements at December 31, 2022 Using:
Retirement Plan (dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets
Cash and cash equivalents	$5,734	$5,734	$-	$-
Equity mutual funds	30,972	30,972	-	-
U.S. government sponsored enterprises	15,423	-	15,423	-
Corporate bonds	-	-	-	-
Fixed income mutual funds	544	544	-	-

Total Plan Assets	$52,673	$37,250	$15,423	$-

		Fair Value Measurements at December 31, 2022 Using:
Postretirement Benefits (dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Plan Assets
Cash and cash equivalents	$3,945	$3,945	$-	$-
Equity mutual funds	16,646	16,646	-	-
U.S. government sponsored enterprises	8,397	-	8,397	-
Corporate bonds	-	-	-	-

Total Plan Assets	$28,988	$20,591	$8,397	$-

Summary of the Status of Stock Option Plans
Under the A&R 2019 Equity Incentive Plan, the exercise price of each option may not be less than 100% of the fair value of the Company’s stock on the date of grant, and for an Incentive Stock Option (ISO) granted to a ten-percent shareholder the option price may not be less than 110% of the fair value of the Company’s stock on the date of the ISO grant.  The vesting period and term of the option will be determined at the time of the option grant as set forth in the Award Agreement.  Options granted under the 2010 Equity Incentive Plan and the Directors Plan will continue to expire ten years, and vest over five years, from the date the options were granted.  A summary of the status of TrustCo’s stock option awards as of December 31, 2023 and changes during the year then ended, are as follows:
	Outstanding Options
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Balance, January 1, 2023	76,853	$34.48
New options awarded - 2023	-	-
Expired options - 2023	(29,312)	35.23
Options forfeited - 2023	-	-
Exercised options - 2023	-	-
Balance, December 31, 2023	47,541	$34.01	1.41 years

Exercisable Options

Balance, December 31, 2023	47,541	$34.01	1.41 years

Restricted Share Units	Restricted share units
Outstanding Units
Balance, December 31, 2022	83,228
New cash settled awards granted	26,567
Forfeited awards	(2,792)
Awards settled	(42,852)
Balance, December 31, 2023	64,151

Performance Share Units	Performance share units
Outstanding Units
Balance, December 31, 2022	155,633
New cash settled awards granted	22,476
Forfeited awards	-
Awards settled	(42,443)
Balance, December 31, 2023	135,666

Retirement Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Change in Projected/Accumulated Benefit Obligation
The following tables set forth the plan’s funded status and amounts recognized in the Company’s consolidated statements of condition at December 31, 2023 and 2022:
Change in Projected Benefit Obligation:
	December 31,
(dollars in thousands)	2023	2022

Projected benefit obligation at beginning of year	$23,042	$30,905
Interest cost	1,213	888
Benefit payments and expected expenses	(1,741)	(1,823)
Net actuarial loss (gain)	645	(6,928)

Projected benefit obligation at end of year	$23,159	$23,042

Change in Plan Assets and Reconciliation of Funded Status
Change in Plan Assets and Reconciliation of Funded Status:
(dollars in thousands)	December 31,
	2023	2022
Fair value of plan assets at beginning of year	$28,988	$33,344
Actual gain (loss) on plan assets	4,260	(4,341)
Company contributions	50	57
Benefits paid and actual expenses	(74)	(72)
Fair value of plan assets at end of year	33,224	28,988

Funded status at end of year	$27,596	$24,095

Amounts Recognized in Accumulated Other Comprehensive Income (Loss)	Amounts recognized in accumulated other comprehensive income (loss) consist of the following as of:
	December 31,
	2023	2022
Net actuarial loss (gain)	$6,550	$1,170

Components of Net Periodic Pension Income and Other Amounts Recognized in Other Comprehensive Income (Loss)
Components of Net Periodic Pension Income and Other Amounts Recognized in Other Comprehensive Income (Loss):
	For the years ended December 31,
(dollars in thousands)	2023	2022	2021

Service cost	$-	$-	$-
Interest cost	1,213	888	856
Expected return on plan assets	(2,684)	(3,227)	(2,846)
Net periodic pension credit	(1,471)	(2,339)	(1,990)

Amortization of net loss	-	-	-
Net actuarial (gain) loss included in other comprehensive income (loss)	(5,380)	4,869	(7,439)
Total recognized in other comprehensive income (loss)	(5,380)	4,869	(7,439)

Total recognized in net periodic benefit (credit) cost and other comprehensive income (loss)	$(6,851)	$2,530	$(9,429)

Estimated Future Benefit Payments
Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:
(dollars in thousands)
Year	Pension Benefits
2024	$1,706
2025	1,721
2026	1,746
2027	1,747
2028	1,794
2029 - 2033	8,715

Assumptions used to Determine Benefit Obligation and Net Periodic Expense
The discount rate assumption used to determine benefit obligations at December 31 is as follows:
	2023	2022	2021
Discount rate	5.18%	5.44%	2.96%

The assumptions used to determine net periodic pension expense (benefit) for the years ended December 31 are as follows:
	2023	2022	2021
Discount rate	5.44%	2.96%	2.65%
Expected long-term rate of return on assets, net of tax	4.00	4.00	4.00

Postretirement Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Change in Projected/Accumulated Benefit Obligation
Change in Accumulated Benefit Obligation:
(dollars in thousands)	December 31,
	2023	2022
Accumulated benefit obligation at beginning of year	$4,893	$7,016
Service cost	11	18
Interest cost	271	207
Prior Service cost	-	-
Benefits paid	(74)	(72)
Net actuarial loss (gain)	527	(2,276)

Accumulated benefit obligation at end of year	$5,628	$4,893

Change in Plan Assets and Reconciliation of Funded Status
Change in Plan Assets and Reconciliation of Funded Status:
	December 31,
(dollars in thousands)	2023	2022

Fair Value of plan assets at beginning of year	$52,673	$63,066
Actual gain (loss) on plan assets	8,747	(8,532)
Benefit payments and actual expenses	(1,779)	(1,861)
Fair value of plan assets at end of year	59,641	52,673

Funded status at end of year	$36,482	$29,631

Amounts Recognized in Accumulated Other Comprehensive Income (Loss)
Amounts recognized in accumulated other comprehensive income consist of the following as of:
(dollars in thousands)	December 31,
	2023	2022
Net actuarial gain	$(7,912)	$(5,760)
Prior service cost	68	81

Total	$(7,844)	$(5,679)

Components of Net Periodic Pension Income and Other Amounts Recognized in Other Comprehensive Income (Loss)
Components of Net Periodic Benefit Income and Other Amounts Recognized in Other Comprehensive Income (Loss):
(dollars in thousands)	December 31,
	2023	2022	2021
Service cost	$11	$18	$75
Interest cost	271	207	190
Expected return on plan assets	(1,157)	(1,332)	(1,163)
Amortization of net actuarial gain	(423)	(1,008)	(674)
Amortization of prior service cost (credit)	13	(313)	405
Net periodic benefit credit	(1,285)	(2,428)	(1,167)

Net loss (gain)	(2,575)	3,397	(3,469)
Amortization of prior service credit (cost)	(13)	313	(405)
Prior service cost	-	-	611
Amortization of net gain	423	1,008	674
Total amount recognized in other comprehensive loss	(2,165)	4,718	(2,589)

Total amount recognized in net periodic benefit cost and other comprehensive loss	$(3,450)	$2,290	$(3,756)

Estimated Future Benefit Payments
Expected Future Benefit Payments
The following benefit payments are expected to be paid:
(dollars in thousands)
Year	Postretirement Benefits

2024	$132
2025	160
2026	199
2027	229
2028	270
2029 - 2033	1,717

Assumptions used to Determine Benefit Obligation and Net Periodic Expense
The assumptions used to determine benefit obligations at December 31 are as follows:
	2023	2022	2021
Discount rate	5.18%	5.44%	2.96%

The assumptions used to determine net periodic pension expense (benefit) for the years ended December 31 are as follows:
	2023	2022	2021
Discount rate	5.44%	2.96%	2.65%
Expected long-term rate of return on assets	5.25	5.25	5.25